RESTRUCTURING - Restructuring Charges (Details) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring (benefits) charges	$ 0	$ (517,000)	$ 7,766,000
February 2018 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Severance and benefits	0	(234,000)	5,821,000
Other costs	0	(299,000)	159,000
Restructuring (benefits) charges	0	(533,000)	5,980,000
December 2016 Plan
Restructuring Cost and Reserve [Line Items]
Severance and benefits	0	0	523,000
Lease and related termination costs	0	0	6,000
Other costs	0	5,000	1,309,000
Restructuring (benefits) charges	0	5,000	1,838,000
Legacy Restructuring Plans
Restructuring Cost and Reserve [Line Items]
Severance and benefits	0	0	(282,000)
Other costs	0	11,000	230,000
Restructuring (benefits) charges	$ 0	$ 11,000	$ (52,000)